LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	6 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Warrants Not Settleable In Cash, Fair Value Disclosure						$ 479,910
Additional Paid in Capital						486,564
Retained Earnings (Accumulated Deficit)						6,654
Total Current Liabilities	$ 2,447,489	$ 2,353,268	$ 1,333,694			$ 479,910
Weighted Average Remaining Life	2 years 6 months						2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months	6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	63.00%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsExercisePrice	$ 0.46					$ 0.46	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.65	$ 0.65		$ 0.65	$ 0.65	$ 0.65
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice	$ 0.35					$ 0.35	$ 0.08	$ 0.08		$ 0.08	$ 0.08	$ 0.08		$ 0.50	$ 0.50		$ 0.50	$ 0.50	$ 0.50
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.38%			1.37%
Reduction In Stock Price								$ 0.22							$ 0.50